Shareholder Report, Average Annual Return (Details) 191567_Distillate Small-Mid Cash Flow ETF_TF_TSR Annual {TF}	12 Months Ended	36 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Distillate Small/Mid Cash Flow ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Distillate Small/Mid Cash Flow ETF NAV
Average Annual Return, Percent	0.85%	14.35%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	17.41%	21.96%
Russell 2000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	10.76%	13.10%